Property and equipment - Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,376	$ 3,354
Less accumulated depreciation and amortization	(1,190)	(796)
Property, plant and equipment, net	2,186	2,558
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,142	1,143
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,499	1,476
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	124	124
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	35	35
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 576	$ 576